Cover	Jun. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2022
Entity Registrant Name	AFC BDC INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01525
Entity Tax Identification Number	87-3220232
Entity Address, Address Line One	525 Okeechobee Blvd.
Entity Address, Address Line Two	Suite 1650
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	516
Local Phone Number	510-2390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001892091
Amendment Flag	false